EQ ADVISORS TRUSTSM

EQ/International Value Managed Volatility Portfolio

SUPPLEMENT DATED AUGUST 16, 2023 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2023, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2023, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

Effective August 16, 2023, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “EQ/International Value Managed Volatility Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: Harris Associates LP (“Harris” or the “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Eric Liu, CFA®	Partner, Senior International Investment Analyst and Portfolio Manager of Harris	August 2023

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Harris Associates LP (“Harris”)” is amended to include the following information:

Eric Liu, CFA® is a vice president, portfolio manager and analyst at Harris. Mr. Liu has 21 years investment industry experience and has been with Harris since 2009.

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Harris Associates LP (“Harris”)” is amended to include the following information:

Harris Associates LP (“Harris” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the
number of other accounts of the Sub-Adviser managed
by the portfolio manager and the total assets of the
accounts managed within each category as of July 31,
	2023						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)

EQ/International Value Managed Volatility Portfolio
Eric Liu	2	$2.00	19	$9.04	7	$1.27	0	$0	3	$0.29	0	$0

Ownership of Shares of the Portfolio as of July 31, 2023

Portfolio Manager	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001 - $1,000,000	over $1,000,000

EQ/International Value Managed Volatility Portfolio
Eric Liu	X